SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Contract Assets Net
Balance at beginning of the period/year	$ 867	$ 1,995
Provision	6,855
Reversal		(1,130)
Exchange adjustment	(21)	2
Balance at end of the period/year	$ 7,701	$ 867